INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average useful lives of intangible assets
Intangible assets, amortization expenses	¥ 128,042	¥ 122,470	¥ 94,751
Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	1 year
Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	48 years